J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 1, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of the Funds on Appendix A (the “Funds”)
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 458 (Amendment No. 460 under the Investment Company Act of 1940, as amended) filed electronically on October 25, 2024.
Please contact the undersigned at 614-213-4020 or elizabeth.a.davin@jpmorgan.com if you have any questions.
Very truly yours,
/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

Appendix A
J.P. Morgan Exchange-Traded Funds
JPMorgan Active Growth ETF
JPMorgan Active Small Cap Value ETTF
JPMorgan Active Value ETF
JPMorgan Equity Focus ETF
JPMorgan Equity Premium Income ETF
JPMorgan Nasdaq Equity Premium Income ETF
JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly, JPMorgan Market Expansion Enhanced Equity ETF)
JPMorgan U.S. Tech Leaders ETF